Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Schedule of transactions with related parties

	Three Months Ended March 31,
(Thousands)	2023	2022
Interest expense, net:
Brown Brothers Harriman	—	541
Wooster Capital	—	147
Jo Ellen Ford	—	53
Total	$—	$741

(Thousands)	December 31, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	—	9,800
Jo Ellen Ford(1)	—	3,500
	—	—
Total	$—	$13,300

	Year Ended December 31,
(Thousands)	2022	2021	2020
Interest expense, net:
Brown Brothers Harriman(1)	$541	$1,393	$1,509
Wooster Capital(2)	503	599	498
Jo Ellen Ford(1)	139	214	178
Westrock Finance, LLC(2)	—	423	460
Total	$1,183	$2,629	$2,645
(1)	Related through common ownership.
(2)	Related through common ownership and management.